UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited)

	Principal Amount (000s)	Value*
U.S. TREASURY OBLIGATIONS—52.0%
U.S. Treasury Bonds,
2.50%, 2/15/45	$500	$447,834
3.125%, 2/15/42	600	618,443
3.125%, 2/15/43	700	716,216
3.50%, 2/15/39	600	662,632
4.75%, 2/15/41	600	796,300
5.50%, 8/15/28	700	931,939
6.25%, 8/15/23	800	1,033,345
U.S. Treasury Notes,
0.75%, 10/31/17	6	6,268
0.75%, 12/31/17	700	695,423
0.75%, 3/31/18	700	693,880
1.25%, 10/31/18	11,000	10,988,175
1.375%, 3/31/20	800	790,408
1.50%, 12/31/18	800	803,910
1.50%, 10/31/19	800	797,746
1.625%, 4/30/19	800	804,929
1.75%, 10/31/20	1,000	998,867
1.75%, 3/31/22	1,000	984,872
1.875%, 10/31/22	1,400	1,382,443
2.125%, 6/30/22	1,000	1,005,389
2.125%, 5/15/25	800	789,607
2.25%, 7/31/18	1,700	1,745,245
2.50%, 5/15/24	1,000	1,021,928
4.25%, 11/15/17	11,210	11,876,513

Total U.S. Treasury Obligations (cost-$40,743,731)		40,592,312

CORPORATE BONDS & NOTES—30.6%
Advertising—0.4%
WPP Finance 2010, 4.75%, 11/21/21	300	323,698

Auto Components—0.4%
Delphi Corp., 5.00%, 2/15/23	300	318,150

Auto Manufacturers—2.0%
Banque PSA Finance S.A., 4.375%, 4/4/16	250	252,055
Daimler Finance North America LLC, 2.00%, 8/3/18	400	397,515
Ford Motor Credit Co. LLC,
1.724%, 12/6/17	300	295,510
2.375%, 3/12/19	400	394,727
RCI Banque S.A., 4.60%, 4/12/16	250	252,141

		1,591,948

Banking—8.2%
Bank of America Corp., Ser. L, 2.65%, 4/1/19	500	501,493
Bank of Montreal, 1.40%, 9/11/17	400	399,997

Barclays Bank PLC, 3.75%, 5/15/24	400	408,363
Citigroup, Inc., 4.50%, 1/14/22	500	536,315
Goldman Sachs Group, Inc.,
2.375%, 1/22/18, Ser. GLOB	500	504,604
2.55%, 10/23/19	500	500,359
JPMorgan Chase & Co.,
3.625%, 5/13/24	450	457,492
5.40%, 1/6/42	250	281,489
KFW, zero coupon, 6/29/37	550	276,486
Morgan Stanley,
2.375%, 7/23/19	550	548,744
4.75%, 3/22/17	400	414,444
Swedbank AB, 1.75%, 3/12/18	400	398,424
UBS AG, 2.375%, 8/14/19	550	549,828
Wells Fargo & Co., 3.90%, 5/1/45	300	277,302
Westpac Banking Corp., 2.00%, 3/3/20	350	346,151

		6,401,491

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*
Banks—2.3%
Commonwealth Bank of Australia, 2.25%, 3/16/17	$350	$353,742
DNB Bank ASA, 3.20%, 4/3/17	400	407,855
KFW, 1.125%, 8/6/18	650	645,218
Lloyds Bank PLC, 2.00%, 8/17/18	400	400,550

		1,807,365

Building Materials—0.3%
Hanson Ltd., 6.125%, 8/15/16	250	257,188

Chemicals—0.5%
Dow Chemical Co., 7.375%, 11/1/29	300	371,561

Electric Utilities—0.7%
Enel Finance International NV, 6.80%, 9/15/37	150	183,721
Pacific Gas & Electric Co., 8.25%, 10/15/18	300	348,942

		532,663

Food & Beverage—0.8%
Diageo Capital PLC, 3.875%, 4/29/43	250	233,410
Mondelez International, Inc., 2.25%, 2/1/19	350	350,178

		583,588

Food Products—0.4%
Unilever Capital Corp., 3.10%, 7/30/25	300	304,871

Hand/Machine Tools—0.4%
Stanley Black & Decker, Inc., (converts to FRN on 12/15/18), 5.75%, 12/15/53	300	316,500

Insurance—0.8%
MetLife, Inc., 5.70%, 6/15/35	550	636,771

Internet—0.5%
Google, Inc., 3.375%, 2/25/24	350	368,840

Machinery-Diversified—0.8%
CNH Industrial Capital LLC, 3.875%, 7/16/18	200	194,000
John Deere Capital Corp., 2.75%, 3/15/22	400	398,317

		592,317

Media—2.6%
CBS Corp., 2.30%, 8/15/19	400	395,933
Comcast Corp., 6.45%, 3/15/37	300	374,067

Discovery Communications LLC, 6.35%, 6/1/40	300	299,489
RELX Capital, Inc., 8.625%, 1/15/19	300	350,145
Time Warner Cable, Inc., 4.00%, 9/1/21	300	303,279
Time Warner, Inc., 4.875%, 3/15/20	300	324,797

		2,047,710

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*
Mining—0.1%
Barrick Gold Corp., 4.10%, 5/1/23	$95	$81,627

Oil, Gas & Consumable Fuels—0.7%
Shell International Finance BV, 6.375%, 12/15/38	150	177,785
Sinopec Group Overseas Development 2012 Ltd., 2.75%, 5/17/17	400	403,665

		581,450

Pharmaceuticals—0.4%
Sanofi, 4.00%, 3/29/21	300	321,559

Retail—1.5%
CVS Health Corp., 4.00%, 12/5/23	300	312,295
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	300	251,454
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	299,837
4.50%, 11/18/34	300	274,810

		1,138,396

Software—0.4%
Microsoft Corp., 4.00%, 2/12/55	300	270,030

Supranational Bank—1.0%
African Development Bank, 1.375%, 12/17/18	800	799,247

Telecommunications—3.8%
AT&T, Inc.,
3.90%, 3/11/24	300	307,001
4.80%, 6/15/44	300	275,862
5.60%, 5/15/18	400	434,116
British Telecommunications PLC, 5.95%, 1/15/18	300	323,627
Cisco Systems, Inc., 5.50%, 1/15/40	250	293,926
Verizon Communications, Inc.,
3.50%, 11/1/21	400	409,149
4.15%, 3/15/24	300	309,011
6.55%, 9/15/43	300	357,393
Vodafone Group PLC, 2.50%, 9/26/22	310	287,685

		2,997,770

Tobacco—0.4%
Altria Group, Inc., 5.375%, 1/31/44	300	323,838

Transportation—1.2%
Burlington Northern Santa Fe LLC, 4.40%, 3/15/42	300	286,130
CSX Corp., 3.40%, 8/1/24	350	348,807
FedEx Corp., 4.10%, 4/15/43	300	265,916

		900,853

Total Corporate Bonds & Notes (cost-$24,063,685)		23,869,431

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—29.5%
Fannie Mae, MBS,
2.50%, 1/20/31 TBA, 15 Year	$570	$574,428
3.00%, 1/20/31 TBA, 15 Year	850	875,536
3.00%, 1/14/46 TBA, 30 Year	1,560	1,559,579
3.50%, 1/20/31 TBA, 15 Year	900	942,457
3.50%, 1/14/46 TBA, 30 Year	2,260	2,331,132
4.00%, 1/14/46 TBA, 30 Year	1,870	1,978,439
4.50%, 1/14/46 TBA, 30 Year	900	971,863
5.00%, 1/14/46 TBA, 30 Year	500	550,368
5.50%, 1/14/46 TBA, 30 Year	550	613,145
Freddie Mac, MBS,
2.50%, 1/20/31 TBA, 15 Year	400	403,495
3.00%, 1/20/31 TBA, 15 Year	550	566,703
3.00%, 1/14/46 TBA, 30 Year	900	898,263
3.50%, 1/20/31 TBA, 15 Year	550	574,839
3.50%, 1/14/46 TBA, 30 Year	1,400	1,440,796
4.00%, 8/1/44	232	245,419
4.00%, 1/14/46 TBA, 30 Year	1,050	1,109,016
4.50%, 1/14/46 TBA, 30 Year	500	538,616
5.00%, 1/14/46 TBA, 30 Year	300	327,702
5.50%, 1/14/46 TBA, 30 Year	350	387,124
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 1/21/46	1,100	1,114,601
3.50%, 1/21/46	1,900	1,980,166
4.00%, 1/21/46	1,200	1,274,120
4.50%, 1/21/46	1,700	1,826,395

Total U.S. Government Agency Securities (cost-$23,096,852)		23,084,202

SOVEREIGN DEBT OBLIGATIONS—15.6%
Brazil—0.3%
Brazilian Government International Bond,
5.00%, 1/27/45	200	134,500
8.75%, 2/4/25	100	109,250

		243,750

Canada—1.1%
Export Development Canada, 1.25%, 12/10/18	350	348,064
Province of Ontario Canada, 3.20%, 5/16/24	500	517,584

		865,648

Chile—0.5%
Chile Government International Bond, 3.25%, 9/14/21	400	415,200

Colombia—0.5%
Colombia Government International Bond, 4.00%, 2/26/24	400	382,000

Croatia—0.5%
Croatia Government International Bond,
6.25%, 4/27/17	200	207,468
6.75%, 11/5/19	200	214,730

		422,198

Hungary—0.5%
Hungary Government International Bond, 4.00%, 3/25/19	350	365,204

Iceland—0.6%
Iceland Government International Bond, 5.875%, 5/11/22	400	454,354

Indonesia—0.4%
Indonesia Government International Bond, 3.75%, 4/25/22	350	336,578

Latvia—0.9%
Republic of Latvia, 5.25%, 2/22/17	700	731,745

Lithuania—1.0%
Republic Of Lithuania, 5.125%, 9/14/17	700	747,620

Mexico—1.5%
Mexico Government International Bond,
4.00%, 10/2/23	400	406,200
4.75%, 3/8/44	200	182,700
5.125%, 1/15/20	500	546,250

		1,135,150

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*
Morocco—0.7%
Morocco Government International Bond, 4.25%, 12/11/22	$550	$546,012

Panama—0.9%
Panama Government International Bond, 7.125%, 1/29/26	550	688,875

Poland—0.9%
Poland Government International Bond,
5.00%, 3/23/22	300	333,187
6.375%, 7/15/19	300	343,125

		676,312

Supranational—4.9%
Asian Development Bank,
1.125%, 3/15/17	700	701,201
1.375%, 3/23/20	1,000	982,904
European Investment Bank, 1.00%, 3/15/18	1,200	1,190,810
International Bank for Reconstruction & Development, 1.875%, 10/7/19	950	958,290

		3,833,205

Turkey—0.4%
Turkey Government International Bond, 6.75%, 4/3/18	300	323,400

Total Sovereign Debt Obligations (cost-$12,303,379)		12,167,251

Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 12/31/15, 0.01%, due 1/4/16, proceeds $475,001; collateralized by Freddie Mac, 2.00%, due 1/23/23, valued at $484,807 including accrued interest (cost-$475,000)	475	475,000

Total Investments (cost-$100,682,647)—128.3%		100,188,196
Liabilities in excess of other assets-(28.3)%		(22,105,504)

Net Assets-100.0%		$78,082,692

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Futures contracts outstanding at December 31, 2015:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Short:	2-Year U.S. Treasury Note	(120)	$(26,068)	3/31/16	$69,140

(b)	At December 31, 2015, the Fund pledged $20,000 in cash collateral for derivatives.

Glossary:

FRN—Floating Rate Note

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited)

	Shares	Value*
COMMON STOCK—91.5%
Aerospace & Defense—1.9%
Boeing Co. (a)	1,340	$193,751

Air Freight & Logistics—1.8%
United Parcel Service, Inc., Class B (a)	1,850	178,025

Airlines—1.2%
United Continental Holdings, Inc. (a)(b)	2,095	120,044

Banks—5.0%
Citigroup, Inc. (a)	3,770	195,097
JPMorgan Chase & Co. (a)	4,620	305,059

		500,156

Beverages—2.4%
PepsiCo, Inc. (a)	2,390	238,809

Biotechnology—4.8%
Amgen, Inc. (a)	1,680	272,714
Celgene Corp. (a)(b)	1,735	207,784

		480,498

Capital Markets—2.4%
BlackRock, Inc. (a)	720	245,174

Chemicals—2.9%
Ashland, Inc. (a)	1,340	137,618
Dow Chemical Co. (a)	2,880	148,262

		285,880

Communications Equipment—2.6%
Cisco Systems, Inc. (a)	9,515	258,380

Consumer Finance—1.6%
Synchrony Financial (a)(b)	5,255	159,805

Diversified Financial Services—3.6%
CME Group, Inc. (a)	2,040	184,824
Intercontinental Exchange, Inc. (a)	695	178,101

		362,925

Energy Equipment & Services—1.3%
Schlumberger Ltd. (a)	1,865	130,084

Food & Staples Retailing—2.5%
CVS Health Corp. (a)	2,570	251,269

Food Products—3.5%
Hain Celestial Group, Inc. (a)(b)	2,450	98,955
Mondelez International, Inc., Class A (a)	5,650	253,346

		352,301

Health Care Equipment & Supplies—3.2%
Intuitive Surgical, Inc. (a)(b)	305	166,579
St. Jude Medical, Inc. (a)	2,520	155,660

		322,239

Health Care Providers & Services—4.2%
Laboratory Corp. of America Holdings (a)(b)	1,475	182,369
UnitedHealth Group, Inc. (a)	1,990	234,104

		416,473

Hotels, Restaurants & Leisure—2.6%
McDonald’s Corp. (a)	2,235	264,043

Industrial Conglomerates—4.2%
General Electric Co. (a)	13,375	416,631

Insurance—1.6%
Hartford Financial Services Group, Inc. (a)	3,725	161,889

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Internet Software & Services—2.6%
Alphabet, Inc., Class A (a)(b)	340	$264,523

IT Services—1.3%
Cognizant Technology Solutions Corp., Class A (a)(b)	2,250	135,045

Media—4.1%
CBS Corp., Class B (a)	3,765	177,445
Comcast Corp., Class A (a)	4,210	237,570

		415,015

Multi-line Retail—2.2%
Dollar General Corp. (a)	3,030	217,766

Oil, Gas & Consumable Fuels—5.1%
Chevron Corp. (a)	2,230	200,611
Concho Resources, Inc. (a)(b)	1,710	158,790
EOG Resources, Inc. (a)	2,090	147,951

		507,352

Pharmaceuticals—2.8%
Merck & Co., Inc. (a)	5,230	276,249

Road & Rail—1.8%
Union Pacific Corp. (a)	2,260	176,732

Semiconductors & Semiconductor Equipment—4.9%
Intel Corp. (a)	8,700	299,715
Lam Research Corp. (a)	2,375	188,622

		488,337

Software—7.1%
Check Point Software Technologies Ltd. (a)(b)	2,345	190,836
Microsoft Corp. (a)	3,600	199,728
Mobileye NV (b)	2,660	112,465
Oracle Corp. (a)	5,685	207,673

		710,702

Specialty Retail—4.8%
Home Depot, Inc. (a)	2,070	273,757
TJX Cos., Inc. (a)	2,905	205,994

		479,751

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc. (a)	1,390	146,311

Total Common Stock (cost-$9,030,655)		9,156,159

	Principal Amount (000s)
Repurchase Agreements—76.9%
State Street Bank & Trust Co., dated 12/31/15, 0.01%, due 1/4/16, proceeds $7,700,009; collateralized by Freddie Mac, 2.00%, due 1/23/23, valued at $7,858,713 including accrued interest (cost-$7,700,000)	$7,700	7,700,000

Total Investments, before securities sold short (cost-$16,730,655)—168.4%		16,856,159

	Shares
SECURITIES SOLD SHORT—(86.7)%
Common Stock—(77.8)%
Air Freight & Logistics—(2.4)%
Expeditors International of Washington, Inc.	2,170	(97,867)
FedEx Corp.	970	(144,520)

		(242,387)

Airlines—(1.0)%
American Airlines Group, Inc.	2,330	(98,675)

Automobiles—(1.7)%
General Motors Co.	2,560	(87,065)

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Harley-Davidson, Inc.	1,915	$(86,922)

		(173,987)

Banks—(0.5)%
BB&T Corp.	1,315	(49,720)

Beverages—(0.9)%
Coca-Cola Co.	2,200	(94,512)

Biotechnology—(0.8)%
AbbVie, Inc.	1,390	(82,344)

Capital Markets—(6.0)%
Ameriprise Financial, Inc.	680	(72,366)
Franklin Resources, Inc.	2,485	(91,498)
Goldman Sachs Group, Inc.	780	(140,579)
Invesco Ltd.	2,240	(74,995)
Morgan Stanley	4,115	(130,898)
T Rowe Price Group, Inc.	1,265	(90,435)

		(600,771)

Chemicals—(3.6)%
Albemarle Corp.	1,875	(105,019)
Mosaic Co.	2,680	(73,941)
Potash Corp. of Saskatchewan, Inc.	4,390	(75,157)
Westlake Chemical Corp.	1,860	(101,035)

		(355,152)

Communications Equipment—(2.1)%
F5 Networks, Inc. (b)	755	(73,205)
QUALCOMM, Inc.	2,695	(134,709)

		(207,914)

Consumer Finance—(1.1)%
American Express Co.	1,590	(110,585)

Diversified Financial Services—(1.8)%
Berkshire Hathaway, Inc., Class B (b)	1,380	(182,215)

Electrical Equipment—(2.0)%
Eaton Corp. PLC	2,155	(112,146)
Rockwell Automation, Inc.	865	(88,758)

		(200,904)

Electronic Equipment, Instruments & Components—(2.1)%
Corning, Inc.	3,710	(67,819)
FLIR Systems, Inc.	1,515	(42,526)
Trimble Navigation Ltd. (b)	4,540	(97,383)

		(207,728)

Energy Equipment & Services—(0.8)%
National Oilwell Varco, Inc.	2,305	(77,194)

Food & Staples Retailing—(1.0)%
Wal-Mart Stores, Inc.	1,600	(98,080)

Food Products—(3.8)%
Archer-Daniels-Midland Co.	1,860	(68,225)
General Mills, Inc.	1,730	(99,752)
Hershey Co.	1,155	(103,107)
Mead Johnson Nutrition Co.	1,330	(105,003)

		(376,087)

Health Care Equipment & Supplies—(2.9)%
Align Technology, Inc. (b)	1,405	(92,519)
Baxter International, Inc.	1,875	(71,531)
Cooper Cos., Inc.	600	(80,520)
Hill-Rom Holdings, Inc.	905	(43,495)

		(288,065)

Health Care Providers & Services—(3.1)%
Aetna, Inc.	905	(97,849)
Brookdale Senior Living, Inc. (b)	2,665	(49,196)
DaVita HealthCare Partners, Inc. (b)	1,155	(80,515)
Envision Healthcare Holdings, Inc. (b)	1,685	(43,759)

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Team Health Holdings, Inc. (b)	820	$(35,990)

		(307,309)

Health Care Technology—(0.7)%
Cerner Corp. (b)	1,205	(72,505)

Hotels, Restaurants & Leisure—(2.2)%
Chipotle Mexican Grill, Inc. (b)	200	(95,970)
Dunkin’ Brands Group, Inc.	1,195	(50,895)
Wynn Resorts Ltd.	1,070	(74,033)

		(220,898)

Household Products—(2.1)%
Colgate-Palmolive Co.	1,355	(90,270)
Procter & Gamble Co.	1,555	(123,483)

		(213,753)

Industrial Conglomerates—(1.3)%
3M Co.	895	(134,823)

Insurance—(0.8)%
Loews Corp.	2,165	(83,136)

Internet & Catalog Retail—(1.7)%
Amazon.com, Inc. (b)	110	(74,348)
TripAdvisor, Inc. (b)	1,135	(96,759)

		(171,107)

Internet Software & Services—(1.4)%
Facebook, Inc., Class A (b)	680	(71,169)
LinkedIn Corp., Class A (b)	325	(73,151)

		(144,320)

IT Services—(4.3)%
International Business Machines Corp.	1,100	(151,382)
Teradata Corp. (b)	1,875	(49,537)
Visa, Inc., Class A	1,915	(148,508)
Xerox Corp.	7,555	(80,310)

		(429,737)

Machinery—(0.4)%
Donaldson Co., Inc.	1,495	(42,847)

Media—(3.1)%
Discovery Communications, Inc., Class A (b)	2,650	(70,702)
Scripps Networks Interactive, Inc., Class A	1,245	(68,736)
Time Warner, Inc.	650	(42,036)
Twenty-First Century Fox, Inc., Class A	4,560	(123,850)

		(305,324)

Multi-line Retail—(1.6)%
Dollar Tree, Inc. (b)	1,470	(113,513)
Kohl’s Corp.	1,055	(50,250)

		(163,763)

Oil, Gas & Consumable Fuels—(4.1)%
Apache Corp.	1,070	(47,583)
Exxon Mobil Corp.	2,695	(210,075)
Hess Corp.	1,010	(48,965)
Occidental Petroleum Corp.	1,525	(103,105)

		(409,728)

Pharmaceuticals—(2.6)%
Allergan PLC (b)	395	(123,437)
Endo International PLC (b)	745	(45,609)
Johnson & Johnson	900	(92,448)

		(261,494)

Real Estate Investment Trust—(1.9)%
SL Green Realty Corp.	780	(88,125)
Vornado Realty Trust	995	(99,460)

		(187,585)

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Semiconductors & Semiconductor Equipment—(3.9)%
Analog Devices, Inc.	885	$(48,958)
Applied Materials, Inc.	5,570	(103,992)
Cypress Semiconductor Corp. (b)	4,505	(44,194)
NXP Semiconductors NV (b)	600	(50,550)
Qorvo, Inc. (b)	970	(49,373)
Texas Instruments, Inc.	1,625	(89,066)

		(386,133)

Software—(2.6)%
Fortinet, Inc. (b)	2,665	(83,068)
Intuit, Inc.	705	(68,033)
Symantec Corp.	5,000	(105,000)

		(256,101)

Specialty Retail—(3.6)%
AutoNation, Inc. (b)	1,255	(74,873)
Bed Bath & Beyond, Inc. (b)	1,255	(60,554)
Gap, Inc.	2,790	(68,913)
Tiffany & Co.	910	(69,424)
Williams-Sonoma, Inc.	1,445	(84,402)

		(358,166)

Textiles, Apparel & Luxury Goods—(1.0)%
VF Corp.	1,615	(100,534)

Trading Companies & Distributors—(0.9)%
MSC Industrial Direct Co., Inc., Class A	770	(43,328)
WW Grainger, Inc.	245	(49,634)

		(92,962)

Total Common Stock (proceeds received-$7,695,855)		(7,788,545)

Exchange-Traded Funds—(8.9)%
Health Care Select Sector SPDR Fund	1,950	(140,497)
iShares Nasdaq Biotechnology Index Fund	1,315	(444,904)
iShares PHLX Semiconductor	1,345	(120,835)
Technology Select Sector SPDR Fund	4,210	(180,314)

Total Exchange-Traded Funds (proceeds received-$875,990)		(886,550)

Total Securities Sold Short (proceeds received-$8,571,845)		(8,675,095)

Total Investments, net of securities sold short (cost-$8,158,810)—81.7%		8,181,064
Other assets less other liabilities-18.3%		1,828,477

Net Assets—100.0%		$10,009,541

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.

(b)	Non-income producing.

(c)	At December 31, 2015, the Fund pledged $1,828,692 in cash as collateral for securities sold short.

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2015 (unaudited)

	Shares	Value*
COMMON STOCK—98.7%
Australia—4.1%
Austal Ltd.	18,300	$20,805
Blackmores Ltd.	300	47,436
Genworth Mortgage Insurance Australia Ltd.	17,440	34,759
Qantas Airways Ltd. (c)	34,018	100,832

		203,832

Austria—0.5%
Kapsch TrafficCom AG	583	23,605

Belgium—1.9%
AGFA-Gevaert NV (c)	13,030	74,200
Gimv NV	350	17,631

		91,831

Brazil—0.6%
Cosan Ltd., Class A	8,595	31,716

Canada—2.2%
Cascades, Inc.	4,972	45,670
Just Energy Group, Inc.	4,909	35,052
Milestone Apartments Real Estate Investment Trust REIT	2,743	29,835

		110,557

China—6.0%
China Lodging Group Ltd. ADR (c)	2,935	91,748
China SCE Property Holdings Ltd. (c)	125,000	28,226
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	21,668
New Oriental Education & Technology Group, Inc. ADR	2,135	66,975
Sohu.com, Inc. (c)	835	47,754
Yuzhou Properties Co., Ltd.	159,000	42,577

		298,948

Czech Republic—0.2%
Philip Morris CR AS	24	11,582

Denmark—0.7%
SimCorp A/S (b)	587	33,098

France—2.5%
Altran Technologies S.A.	3,214	43,045
Cegid Group S.A.	772	43,722
Ipsen S.A.	546	36,177

		122,944

Germany—2.6%
Aareal Bank AG (b)	2,452	77,209
Deutsche Lufthansa AG (c)	3,162	49,805

		127,014

Hong Kong—1.7%
Champion REIT	125,000	62,237
Shun Tak Holdings Ltd.	64,000	24,027

		86,264

India—1.0%
WNS Holdings Ltd. ADR (c)	1,550	48,344

Israel—0.7%
Orbotech Ltd. (c)	1,505	33,306

Italy—0.4%
ASTM SpA	1,385	17,384

Japan—9.5%
Aisan Industry Co., Ltd.	1,900	19,511
Alps Electric Co., Ltd.	1,500	40,677
Ashikaga Holdings Co., Ltd.	8,000	31,180
Ferrotec Corp.	5,600	66,414
Fields Corp.	1,800	31,057

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Gunze Ltd.	6,000	$17,574
Nichiha Corp.	1,500	22,620
Nippon Synthetic Chemical Industry Co., Ltd.	4,000	28,664
Okamura Corp.	2,400	23,920
Pacific Industrial Co., Ltd.	4,500	49,687
Ryobi Ltd.	8,000	33,821
Towa Pharmaceutical Co., Ltd.	300	18,656
Yorozu Corp.	3,800	86,477

		470,258

Korea (Republic of)—3.1%
Daishin Securities Co., Ltd.	7,631	76,175
KB Insurance Co., Ltd.	768	19,045
OCI Materials Co., Ltd.	351	34,487
Tongyang Life Insurance Co., Ltd.	2,157	21,328

		151,035

Mexico—0.3%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A (c)	9,100	15,650

Netherlands—1.9%
Accell Group	983	22,484
Koninklijke BAM Groep NV (c)	13,144	73,072

		95,556

New Zealand—0.8%
Kiwi Property Group Ltd.	41,965	38,654

Poland—1.0%
Kernel Holding S.A.	4,140	50,597

South Africa—0.6%
Arrowhead Properties Ltd., REIT	24,667	13,462
Astral Foods Ltd.	2,336	17,522

		30,984

Switzerland—3.3%
BKW AG	650	24,619
Cembra Money Bank AG (b)(c)	250	16,074
Swiss Life Holding AG (c)	360	96,966
Valiant Holding AG	225	26,426

		164,085

Taiwan—1.7%
Farglory Land Development Co., Ltd.	36,000	37,387
Grand Pacific Petrochemical	51,000	23,913
Huaku Development Co., Ltd.	14,000	25,021

		86,321

Thailand—1.5%
Thai Vegetable Oil PCL	80,200	49,751
Tipco Asphalt PCL	21,300	23,783

		73,534

United Kingdom—2.2%
Betfair Group PLC	300	17,249
JD Sports Fashion PLC	1,323	20,300
UNITE Group PLC	2,000	19,321
Workspace Group PLC REIT	3,518	49,546

		106,416

United States—47.7%
Acuity Brands, Inc.	365	85,337
Advanced Energy Industries, Inc. (c)	3,440	97,111
Alaska Air Group, Inc.	600	48,306
Allscripts Healthcare Solutions, Inc. (c)	1,270	19,533
American Eagle Outfitters, Inc.	1,700	26,350
American Equity Investment Life Holding Co.	1,595	38,328
Amsurg Corp. (c)	830	63,080
Armour Residential, Inc. REIT	625	13,600
Beneficial Bancorp, Inc. (c)	3,095	41,225
Berkshire Hills Bancorp, Inc.	1,090	31,730
Brookline Bancorp, Inc.	7,600	87,400
CBIZ, Inc. (c)	3,435	33,869
EMC Insurance Group, Inc.	740	18,722

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2015 (unaudited) (continued)

	Shares	Value*
Flagstar Bancorp, Inc. (c)	1,320	$30,505
Global Payments, Inc.	465	29,997
Group 1 Automotive, Inc.	495	37,472
Hanover Insurance Group, Inc.	400	32,536
HD Supply Holdings, Inc. (c)	790	23,724
HealthSouth Corp.	1,580	55,000
Herman Miller, Inc.	945	27,122
ICU Medical, Inc. (c)	440	49,623
JetBlue Airways Corp. (c)	4,270	96,715
Knoll, Inc.	1,350	25,380
Koppers Holdings, Inc.	1,250	22,813
Lear Corp.	90	11,055
LifePoint Hospitals, Inc. (c)	505	37,067
Matrix Service Co. (c)	1,115	22,902
Molina Healthcare, Inc. (c)	550	33,072
Navigant Consulting, Inc. (c)	4,265	68,496
Nuance Communications, Inc. (c)	4,290	85,328
Owens Corning	2,170	102,055
Post Holdings, Inc. (c)	1,440	88,848
Premier, Inc., Class A (c)	805	28,392
Prestige Brands Holdings, Inc. (c)	1,025	52,767
Schweitzer-Mauduit International, Inc.	1,255	52,697
ServiceMaster Global Holdings, Inc. (c)	925	36,297
Smith & Wesson Holding Corp. (c)	1,450	31,871
Spirit AeroSystems Holdings, Inc., Class A (c)	2,185	109,403
Telephone & Data Systems, Inc.	3,130	81,036
Tempur Sealy International, Inc. (c)	790	55,663
Total System Services, Inc.	1,555	77,439
United Therapeutics Corp. (c)	165	25,841
USANA Health Sciences, Inc. (c)	650	83,037
Vail Resorts, Inc.	860	110,071
Vantiv, Inc., Class A (c)	2,185	103,613
Vocera Communications, Inc. (c)	1,920	23,424

		2,355,852

Total Common Stock (cost-$4,666,616)		4,879,367

RIGHTS—0.0%
Korea (Republic of)—0.0%
BNK Financial Group, Inc.,strike price KRW 6,750.00, expires 1/14/16 (c) (cost-$0)	360	408

	Principal Amount (000s)
SHORT-TERM INVESTMENTS—0.2%
Certificate of Deposit—0.2%
Citibank Argentina, zero coupon, 3/16/16 (cost-$9,273)	$9	9,273

Total Investments (cost-$4,675,889) (a)—98.9%		4,889,048
Other assets less liabilities-1.1%		52,925

Net Assets—100.0%		$4,941,973

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,899,015, representing 38.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Affiliated security.

(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

KRW—South Korean Won

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2015 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Airlines	6.3%
IT Services	6.1%
Thrifts & Mortgage Finance	5.5%
Insurance	4.6%
Hotels, Restaurants & Leisure	4.4%
Health Care Providers & Services	4.4%
Real Estate Investment Trust	4.2%
Food Products	4.2%
Auto Components	3.4%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.3%
Real Estate Management & Development	3.1%
Personal Products	2.6%
Building Products	2.5%
Health Care Technology	2.4%
Banks	2.3%
Chemicals	2.2%
Aerospace & Defense	2.2%
Pharmaceuticals	2.2%
Diversified Consumer Services	2.1%
Professional Services	2.1%
Electronic Equipment, Instruments & Components	2.0%
Capital Markets	1.9%
Leisure Equipment & Products	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.7%
Wireless Telecommunication Services	1.6%
Commercial Services & Supplies	1.5%
Construction & Engineering	1.5%
Household Durables	1.1%
Machinery	1.1%
Paper & Forest Products	1.1%
Health Care Equipment & Supplies	1.0%
Internet Software & Services	1.0%
Containers & Packaging	0.9%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	0.6%
Biotechnology	0.5%
Electric Utilities	0.5%
Industrial Conglomerates	0.5%
Construction Materials	0.5%
Trading Companies & Distributors	0.5%
Energy Equipment & Services	0.5%
Textiles, Apparel & Luxury Goods	0.4%
Transportation Infrastructure	0.3%
Consumer Finance	0.3%
Tobacco	0.2%
Short-Term Investments	0.2%
Other assets less liabilities	1.1%

100.0%

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the Investment Manager) and the Portfolios’ sub-adviser Allianz Global Investors U.S. LLC. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended December 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2015 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Investments in Securities - Assets
U.S. Treasury Obligations	$—	$40,592,312	$—	$40,592,312
Corporate Bonds & Notes	—	23,869,431	—	23,869,431
U.S. Government Agency Securities	—	23,084,202	—	23,084,202
Sovereign Debt Obligations	—	12,167,251	—	12,167,251
Repurchase Agreements	—	475,000	—	475,000

	—	100,188,196	—	100,188,196

Other Financial Instruments* - Assets
Interest Rate Contracts	69,140	—	—	69,140

Totals	$69,140	$100,188,196	$—	$100,257,336

AllianzGI Discovery U.S.:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Investments in Securities - Assets
Common Stock	$9,156,159	$—	$—	$9,156,159
Repurchase Agreements	—	7,700,000	—	7,700,000

	9,156,159	7,700,000	—	16,856,159

Investments in Securities - Liabilities
Securities Sold Short	(8,675,095)	—	—	(8,675,095)

Totals	$481,064	$7,700,000	$—	$8,181,064

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/15
Investments in Securities - Assets
Common Stock:
Australia	$—	$203,832	$—	$203,832
Austria	—	23,605	—	23,605
Belgium	74,200	17,631	—	91,831
China	234,703	64,245	—	298,948
Denmark	—	33,098	—	33,098
France	—	122,944	—	122,944
Germany	—	127,014	—	127,014
Hong Kong	—	86,264	—	86,264
Japan	—	470,258	—	470,258
Korea (Republic of)	—	151,035	—	151,035
Netherlands	—	95,556	—	95,556
New Zealand	—	38,654	—	38,654
Poland	—	50,597	—	50,597
Switzerland	16,074	148,011	—	164,085
Taiwan	—	86,321	—	86,321
Thailand	—	73,534	—	73,534
United Kingdom	—	106,416	—	106,416
All Other	2,655,375	—	—	2,655,375
Rights	408	—	—	408
Short Term Investments	—	9,273	—	9,273

Totals	$2,980,760	$1,908,288	$—	$4,889,048

At December 31, 2015, the following Portfolio had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Global Small-Cap Opportunities	$67,403	(a)	$50,981	(b)

(a) This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2015, which was applied on December 31, 2015.

(b) This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2015, which was not applied on December 31, 2015.

At December 31, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$100,802,771	$17,357	$631,932	$(614,575)
AllianzGI Discovery U.S.	16,730,975	139,614	14,430	125,184
AllianzGI Global Small-Cap Opportunities	4,675,889	427,821	214,662	213,159

(1) Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals or differing treatment of bond amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: February 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: February 24, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 24, 2016